MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Marketable securities	$ 373,647	$ 374,589
Non Us Government Agencies Debt Securities [Member]
Marketable Securities [Line Items]
Marketable securities	$ 0	$ 1,502